Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset retirement obligations
Asset Retirement Obligation, Beginning	$ 24,761	$ 27,030	$ 24,574
Accretion Expense	2,457	2,069	2,069
Change In Aro Estimates	(3,907)	(4,338)	387
Asset Retirement Obligation, Ending	$ 23,311	$ 24,761	$ 27,030